Significant equity transactions, mergers and acquisitions and investments - Alibaba Health (Details) - Alibaba Health ¥ in Millions, shares in Millions	1 Months Ended
Apr. 30, 2020 CNY (¥) shares
Equity transactions, mergers and acquisitions and investments
Additional ordinary shares issued (in shares) | shares	861
Reduction of noncontrolling interest | ¥	¥ 1,552
Equity interest held (as a percentage)	60.00%